Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
Value Added Tax (VAT)	€1,534,555	€698,735
Research and development tax credit	910,000	749,676
Advances payments to suppliers	35,799	35,991
Other current assets	209,793	210,830
Other prepaids	636,532	117,994
Total	€3,326,679	€1,813,226